ELITE ARTZ, INC.

                 4950 W. Craig Road, Suite 3-235
                          Las Vegas, NV
                              89130
                          (702)655-3591




                        December 23, 2004


Division of Corporation Finance
United States Securities and Exchange Commission
Washington, D.C. 20549


     RE:    ELITE ARTZ INC.
            Form SB-2 Registration Statement
            filed on or about December 23, 2004

Division of Corporation Finance:

Elite Artz, Inc. (the "Company") is filing through EDGAR and pursuant to the provisions of Regulation S-T the above-identified registration statement. The Company submitted the registration fee for the registration statement by wire transfer to Mellon Bank prior to the filing via EDGAR.

Please feel free to call our attorney, James Barber, Esq. at (801) 364-6500 if there are any questions regarding this registration statement. You may also fax any comments to him at (801) 364-3406. Thank you for your prompt attention to this matter.


                                 Sincerely,

                                 /s/ David Cartisano

                                 President
                                 Elite Artz, Inc.